Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of lease expenses
Operating lease cost	$ 4,665	$ 3,833	$ 3,318
Short-term lease	997	861	462
Total lease expenses	$ 5,662	$ 4,694	$ 3,780